Consolidated Statements of Operations and Deficit - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue (Note 21)	$ 1,074,865	$ 41,427	$ 465,777
Operating expenses
Selling, marketing and administration (Note 20)	25,081,957	18,771,421	10,795,155
Research and development (Note 20)	18,084,303	11,334,641	10,077,930
Operating expenses	43,166,260	30,106,062	20,873,085
Operating loss before the following	(42,091,395)	(30,064,635)	(20,407,308)
Loss on acquisition of 24.8% of SPX (Note 5)		(6,852,687)
Interest expense (Note 8)	(144,046)	(102,673)	(70,182)
Other income, including interest	4,553,061	947,956	234,990
Forgiveness of Covid-19 government support loans (Note 23)		7,298
Gain on contribution of intellectual property to joint venture (Note 5)			1,031,807
Share of loss in joint venture (Note 5)			(1,031,807)
Fair value adjustment to derivative warrant liability (Note 10 and 11(b))	(25,280,833)	(20,631,082)	(24,865)
Net loss	(62,963,213)	(56,695,823)	(20,267,365)
Deficit, beginning of year	(270,986,848)	(214,291,025)	(194,023,660)
Adjustment due to change in functional currency	36,855,727
Net loss	(62,963,213)	(56,695,823)	(20,267,365)
Deficit, end of year	$ (297,094,334)	$ (270,986,848)	$ (214,291,025)
Basic net loss per share (Note 14)	$ (0.68)	$ (0.94)	$ (0.51)
Diluted net loss per share (Note 14)	$ (0.68)	$ (0.94)	$ (0.51)